35 Related-party transactions (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related-party expense	$ (353)	$ (328)	$ (395)
PESA [member]
Disclosure of transactions between related parties [line items]
Related-party expense	(206)	(185)	(180)
SACME [member]
Disclosure of transactions between related parties [line items]
Related-party expense	(102)	(113)	(171)
OSVA [member]
Disclosure of transactions between related parties [line items]
Related-party expense	(27)	(27)	(41)
SB&WM Abogados [member]
Disclosure of transactions between related parties [line items]
Related-party expense	(13)
FIDUS [member]
Disclosure of transactions between related parties [line items]
Related-party expense	(4)	(1)
ABELOVICH, POLANO & ASSOC. [member]
Disclosure of transactions between related parties [line items]
Related-party expense	$ (1)	$ (2)	$ (3)